LONG-TERM LOANS - Additional Information (Details)	1 Months Ended	12 Months Ended
	May 30, 2014 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Debt Instrument [Line Items]
Interest Payable		$ 465,000	$ 316,000	$ 760,000
Debt Instrument, Convertible, Threshold Trading Days		20
Debt Instrument, Convertible, Threshold Consecutive Trading Days		30
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		200.00%
Penalty Percentage		0.50%
Maximum [Member]
Debt Instrument [Line Items]
Penalty Percentage		5.00%
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total		$ 427,000	$ 204,000
SGD-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		2.78%	5.44%
SGD-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		2.44%	2.68%
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total		$ 1,040,000	$ 2,666,000
MYR-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		5.12%	5.68%
MYR-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		2.19%	2.19%
IFC Convertible Bond [Member] | International Finance Corporation [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt	$ 20,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.10%
Line of Credit Facility, Commitment Fee Percentage	0.50%
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 1,000,000
Debt Instrument, Fee Amount		$ 349,000
Debt Instrument, Unamortized Discount		$ 230,000	$ 230,000	$ 230,000
Debt Instrument, Convertible, Terms of Conversion Feature		According to the Convertible Bond agreement, 50% of the principal amount of the Convertible Bond then outstanding will be mandatorily converted into ordinary shares of the Company at the conversion rate and conversion price then in effect if at any time, with respect to the period of 30 consecutive trading days ending at such time, the volume weighted average prices for 20 trading days or more in such 30 consecutive trading day period is equal to or more than 150% of the conversion price in effect at such time.
IFC Conversion Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature	The initial conversion rate at the time of the agreement is 38 ordinary shares per $1, and the initial conversion price is $26.35 per share.	Since the Company paid out cash dividends of $0.40 per share in March 2015, $0.20 per share in November 2016, $0.12 per share in November 2017, and $0.18 per share in November 2018, the conversion rate and conversion price was adjusted to 39.81 ordinary shares per $1 and $25.12 per share, respectively.